BARON

SELECT

 FUNDS

October 15, 2009

VIA – EDGARLINK

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Attention: Patsy Mengiste

Re:	Baron Select Funds – 485APOS: Post Effective Amendment No. 18
File Nos. 333-103025; 811-21296

Dear Ms. Mengiste:

Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 75 days after filing pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add a new series, Baron Real Estate Fund (the “Fund”), of the Registrant.

The Registrant respectfully requests selective review of the Registration Statement. The Registrant also respectfully requests accelerated effectiveness as of December 31, 2009, or such time thereafter as the Staff deems appropriate, pursuant to the provisions of Rule 461 under the Securities Act of 1933.

We respectfully request SEC comments within 45 days of the date of this filing in order to meet our print production and shareholder mailing schedules.

Please do not hesitate to contact me at 212-583-2119 if you have any questions or require anything further.

Very truly yours,

/s/ Patrick M. Patalino

    Patrick M. Patalino

Vice President and General Counsel

767 Fifth Avenue

49th Floor

New York, NY 10153

TEL (212) 583-2000

FAX (212) 583-2014